Leases - Summary of Amounts Relevant to Company's Assets Leased for Use in its Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 294	$ 288	$ 305
Operating cash flows from finance leases	4	5	6
Financing cash flows from finance leases	14	12	12
Right of use assets obtained in exchange for new operating lease liabilities	239	164	128
Right of use assets obtained in exchange for new finance lease liabilities	$ 91	$ 75	$ 6